Significant accounting policies - New Accounting Pronouncements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment amount	$ 15,999	$ 13,980	$ 14,534	$ 15,349
Transition adjustment	56
Discontinued Operations [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Transition adjustment	42
Continuing and Discontinued Operations [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Transition adjustment	$ 98
Cumulative effect of changes in accounting principles
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment amount		$ (91)	$ 0	$ (201)